Inventories, Net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Total	$ 2,706,896	$ 3,287,272
Healthcare service gift cards [Member]
Inventory [Line Items]
Total	1,094,101	1,146,756
Chinese tea [Member]
Inventory [Line Items]
Total	702,051	798,069
Learning course gift cards [Member]
Inventory [Line Items]
Total	444,451	716,723
Latex pillows [Member]
Inventory [Line Items]
Total	137,119	380,561
Healthcare products [Member]
Inventory [Line Items]
Total	216,733	220,819
Others [Member]
Inventory [Line Items]
Total	$ 112,441	$ 24,344